Deposits, advances and prepayments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Deposits, advances and prepayments
14.	Deposits, advances and prepayments

Deposits and advances primarily represent payments made by Al Shola Gas to suppliers and subcontractors in the ordinary course of its LPG distribution operations. Long-term deposits are advances for the purchase of property, plant and equipment.

Current

	30 June 2026	31 December 2025
	€’000	€’000
Deposits and advances	358	341
Other prepayments	303	179
Total deposits, advances and prepayments	661	520

Non-current - long-term deposits

	30 June 2026	31 December 2025
	€’000	€’000
Indogulf Central Gas LLC	174	127
Georgia Fire & Rescue Supply	132	128
Total long-term deposits	306	255